Segments - Summary of Geographical Segments Banking (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
- Net interest income	€ 6,877	€ 6,896
- Net fee and commission income	1,506	1,386
Total income	8,688	8,148
- Additions to loan loss provision	1,998	416
Total expenses	7,623	5,654
Result before taxation	1,065	2,493
Taxation	438	740
Non-controlling interests	36	47
Net result	591	1,707
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	493	1,093
Taxation	115	243
Net result	379	850
Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Total income	9,182	9,241
- Operating expenses	7,623	5,654
Taxation	553	983
Non-controlling interests	36	47
Net result	969	2,556
Geographical Segments Banking [Member]
Disclosure of operating segments [line items]
Net result	591	1,707
Geographical Segments Banking [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	(379)	(850)
Geographical Segments Banking [Member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	6,931	6,953
- Net fee and commission income	1,506	1,386
- Total investment and other income	745	902
Total income	9,182	9,241
- Operating expenses	5,626	5,238
- Additions to loan loss provision	1,998	416
Total expenses	7,623	5,654
Result before taxation	1,558	3,586
Taxation	553	983
Non-controlling interests	36	47
Net result	969	2,556
Geographical Segments Banking [Member] | Netherlands [member]
Disclosure of operating segments [line items]
Net result	143	404
Geographical Segments Banking [Member] | Netherlands [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	(338)	(413)
Geographical Segments Banking [Member] | Netherlands [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	2,097	2,061
- Net fee and commission income	494	487
- Total investment and other income	197	90
Total income	2,788	2,638
- Operating expenses	1,736	1,472
- Additions to loan loss provision	320	78
Total expenses	2,056	1,550
Result before taxation	732	1,088
Taxation	252	271
Non-controlling interests	(1)	0
Net result	481	817
Geographical Segments Banking [Member] | Belgium [member]
Disclosure of operating segments [line items]
Net result	5	16
Geographical Segments Banking [Member] | Belgium [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	3	(287)
Geographical Segments Banking [Member] | Belgium [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	1,090	1,112
- Net fee and commission income	302	270
- Total investment and other income	98	177
Total income	1,491	1,558
- Operating expenses	1,126	1,025
- Additions to loan loss provision	338	99
Total expenses	1,465	1,124
Result before taxation	26	435
Taxation	25	132
Non-controlling interests	0	0
Net result	2	303
Geographical Segments Banking [Member] | Germany [member]
Disclosure of operating segments [line items]
Net result	205	294
Geographical Segments Banking [Member] | Germany [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	(97)	(160)
Geographical Segments Banking [Member] | Germany [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	1,059	1,060
- Net fee and commission income	228	142
- Total investment and other income	80	108
Total income	1,367	1,310
- Operating expenses	652	654
- Additions to loan loss provision	241	(32)
Total expenses	893	622
Result before taxation	474	689
Taxation	170	233
Non-controlling interests	2	1
Net result	302	454
Geographical Segments Banking [Member] | Other Challengers [member]
Disclosure of operating segments [line items]
Net result	159	211
Geographical Segments Banking [Member] | Other Challengers [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	53	10
Geographical Segments Banking [Member] | Other Challengers [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	893	885
- Net fee and commission income	136	142
- Total investment and other income	14	5
Total income	1,043	1,032
- Operating expenses	669	638
- Additions to loan loss provision	212	92
Total expenses	882	730
Result before taxation	162	302
Taxation	56	101
Non-controlling interests		0
Net result	106	201
Geographical Segments Banking [Member] | Growth Markets [member]
Disclosure of operating segments [line items]
Net result	178	246
Geographical Segments Banking [Member] | Growth Markets [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	799	800
- Net fee and commission income	131	156
- Total investment and other income	203	167
Total income	1,133	1,123
- Operating expenses	644	616
- Additions to loan loss provision	205	130
Total expenses	849	746
Result before taxation	284	377
Taxation	71	84
Non-controlling interests	35	46
Net result	178	246
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member]
Disclosure of operating segments [line items]
Net result	(74)	429
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	823	787
- Net fee and commission income	217	197
- Total investment and other income	197	183
Total income	1,237	1,167
- Operating expenses	644	640
- Additions to loan loss provision	678	50
Total expenses	1,322	690
Result before taxation	(85)	477
Taxation	(10)	48
Net result	(74)	429
Geographical Segments Banking [Member] | Other [member]
Disclosure of operating segments [line items]
Net result	(25)	106
Geographical Segments Banking [Member] | Other [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	169	247
- Net fee and commission income	(3)	(6)
- Total investment and other income	(44)	172
Total income	123	413
- Operating expenses	155	193
- Additions to loan loss provision	3	0
Total expenses	158	193
Result before taxation	(35)	219
Taxation	(10)	113
Net result	(25)	106
Retail [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	1,796	2,348
Retail [member] | Netherlands [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	1,043	1,132
Retail [member] | Belgium [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	(36)	328
Retail [member] | Germany [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	494	449
Retail [member] | Other Challengers [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	74	163
Retail [member] | Growth Markets [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	222	275
Wholesale Banking [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	(204)	1,018
Wholesale Banking [member] | Netherlands [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	(310)	(44)
Wholesale Banking [member] | Belgium [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	62	106
Wholesale Banking [member] | Germany [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	(20)	240
Wholesale Banking [member] | Other Challengers [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	88	139
Wholesale Banking [member] | Growth Markets [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	62	102
Wholesale Banking [member] | Wholesale Banking Rest Of World [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	(85)	477
Wholesale Banking [member] | Other [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	(2)	(2)
Corporate Line Banking [Member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	(34)	221
Corporate Line Banking [Member] | Other [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	€ (34)	€ 221